Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - Concentration Risk By Type [member] - shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	2,015	1,979
Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	62	35
Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1	4
Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	5	6
Consumer [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1
Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	420	400
Financials [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	39	3
Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,498	1,470
Funds [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	17	14
Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	42	44
Industries [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	5	12
Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	49	56
Other [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		7
Americas [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	493	442
Americas [member] | Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1	1
Americas [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	5	4
Americas [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	411	368
Americas [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	42	42
Americas [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	35	27
The Netherlands [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,410	1,376
The Netherlands [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	4	14
The Netherlands [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,406	1,363
United Kingdom [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	29	34
United Kingdom [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	29	34
Asset management [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	9	9
Asset management [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		1
Asset management [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		3
Asset management [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		1
Asset management [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	9	3
International [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	72	74
International [Member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	5	5
International [Member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	62	63
International [Member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		1
International [Member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	5	6